Schedule of Investments
March 31, 2023 (unaudited)
Camelot Event Driven Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 58.82%

Automotive - 0.00%
Flyht Aerospace Solutions, Inc. (Canada) * † ^			101,663	0

Bakery Products - 0.43%
Bab, Inc.			479,411	383,577

Biotech & Pharma - 3.18%
Inyx, Inc. * ●			167,850	17
Johnson & Johnson (a)			18,000	2,790,000

				2,790,017

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 2.58%
TreeHouse Foods, Inc.* (a) (b)			45,000	2,269,350

Communications Services, NEC - 0.19%
Intelsat Emergence SA (Luxembourg) * ●			4,675	168,627

				168,627

Consumer Products - 2.91%
Colgate Palmolive Co. * (a)			34,000	2,555,100

Construction & Engineering - 0.07%
WeBuild SpA ADR*			25,935	59,047

Electric & Other Services Combined - 2.75%
Duke Energy Corp. (a)			20,000	1,929,400
PNM Resources, Inc.			10,000	486,800

				2,416,200
Electric Services - 5.23%
Dominion Energy, Inc. (a)			55,000	3,075,050
NRG Energy, Inc. (a)			20,000	685,800
PPL Corp. (a) (b)			30,000	833,700

				4,594,550

Electrical Industrial Apparatus - 0.39%
Hollsys Automation Technologies Ltd.* (China)			20,000	346,600

Federal & Federally-Sponsored Credit Agencies - 0.05%
Federal National Mortgage Association Fannie Mae *			100,000	41,000

Gaming, Lodging & Restaurants - 0.10%
Guoco Group Ltd. (Bermuda)			10,000	86,668

Gold and Silver Ores - 7.80%
Agnico Eagle Mines Ltd. (Canada) (a) (b)			40,000	2,038,800
B2Gold Corp.			100,000	394,000
Barrick Gold Corp. (Canada) (b)			15,000	278,550
Newmont Corp. 9a)			41,000	2,009,820
NovaGold Resources, Inc. *			30,000	186,600
Seabridge Gold, Inc. * (a)			150,000	1,942,500

				6,850,270

Grain Mill Products - 1.79%
Kellogg Co. (a) (b)			10,000	669,600
Post Holdings, Inc. * (a) (b)			10,000	898,700

				1,568,300

Industrial Products - 0.74%
Gates Industrial Corp. PLC*			3,200	44,448
Mercury Systems, Inc.* (a)			11,769	601,631

				646,079

Industrial Organic Chemicals - 0.73%
International Flavors & Fragrances, Inc. (a) (b)			7,000	643,720

Industrial Services - 0.56%
Astaldi SpA SPF (Italy) * ● †			1,022,580	50,618
JetBlue Airways Corp.* (a)			60,000	436,800

				487,418

Internet Content & Information - 0.10%
Scout24 SE ADR *			1,500	88,223

Investment Advice - 0.02%
TPG, Inc. Class A			600	17,598

Media - 0.54%
Apogee 21 Holdings, Inc.*			50,000	0
Clear Channel Outdoor Holdings, Inc. *			11,249	13,499
Prosus N.V. ADR *			30,000	465,000

				478,499

Metals & Mining - 0.00%
Sacre-Coeur Minerals Ltd. (Canada) * ^ †			109,444	0

Mineral Royalty Traders - 0.59%
Royal Gold, Inc.			4,000	518,840

Natural Gas Transmission & Distribution - 2.49%
Southwest Gas Holdings, Inc. (a) (b)			35,000	2,185,750

Oil, Gas & Coal - 0.74%
Chevron Corp. (b)			4,000	652,640
Seadrill 2021 Ltd. (United Kingdom) *			2	80

				652,720

Operators of Non-Residential Buildings - 0.01%
Brookfield Asset Management, Inc. Class A (Canada)			251	8,213

Pharmaceutical Preparations- 2.44%
Alkermes PLC (Ireland) * (a)			40,000	1,127,600
Biomea Fusion, Inc.*			400	12,404
Elanco Animal Health, Inc. *			25,000	235,000
Emisphere Technologies, Inc. Δ *			30,000	234,300
GSK PLC ADR (a)			15,000	533,700

				2,143,004

Radio Broadcasting Stations - 0.02%
iHeartMedia, Inc. Class A *			4,610	17,979

Radio & TV Broadcasting & Communications Equipment - 2.47%
KVH Industries, Inc.* (b)			154,965	1,763,502
ViaSat, Inc.* (a)			12,000	406,080

				2,169,582

Real Estate - 0.51%
CA Immobilien Anlagen AG * (Austria)			16,500	443,634
S Immo AG * (Austria)			10,000	0

				443,634

Real Estate Operators - 0.04%
Brookfield Corp.			1,004	32,720

Retail-Department Stores - 0.06%
Neiman-Marcus Group Parent LLC † ● *			791	55,370

Search, Detection, Navigation, Guidance, Aeronautical Systems 1.45%
L3Harris Technologies, Inc. (a)			6,500	1,275,560

Services-Business Services - 2.96%
Fiserv, Inc. (a) (b) *			23,000	2,599,690

Services-Computer Processing & Data Preparation - 0.49%
Sohu.com Ltd.ADR *			29,000	427,170

Services-Educational Services - 0.22%
Tarena International, Inc. ADR*			59,708	196,439

Services-Employment Agencies - 0.08%
51job, Inc. ADR * ●			15,400	71,148

Services- Medical Laboratories - 2.61%
Laboratory Corp. of America Holdings (a)			10,000	2,294,200

Services- Computer Programming, Data Processing - 0.41%
IAC/InterActiveCorp. Class A* (a)			7,000	361,200

Services-Prepackaged Software - 2.36%
Electronic Arts, Inc. (a)			6,000	722,700
Gen Digital, Inc.			30,000	514,800
Take-Two Interactive Software, Inc. * (a)			7,000	835,100

				2,072,600

Surgical & Medical Instruments & Apparatus - 4.53%
Baxter International, Inc. (a)			73,000	2,960,880
Globus Medical, Inc.* (a)			18,000	1,019,520

				3,980,400

Telecom - 0.21%
NII Holdings, Inc. ^ Δ *			44,529	22,265
Telecom Italia SpA/Milano ADR *			50,000	165,500

				187,765

Television Broadcasting Stations - 3.31%
Liberty Media Corp. - Liberty SiriusXM Series A * (a)			88,000	2,471,920
Paramount Global Class B (a) (b)			19,562	436,428

				2,908,348

Waste & Environmental Services & Equipment - 0.01%
Strategic Environmental & Energy Resources, Inc. ^ † #			43,000	8,187

Wholesale-Groceries & Related Products - 0.63%
US Foods Holding Corp.* (a) (b)			15,000	554,100

Total Common Stock			(Cost $ 54,631,884)	51,655,462

Escrow Shares - 0.00%

Exide Technologies ^ † *			7,703	0
Pershing Square Tontine Holdings, Ltd.*			33,000	0

Total Escrow Shares			(Cost $ 585,437)	0

Asset-Backed Securities - 0.11%

AFC Home Equity Loan Trust Series 2000-02 Class 1A, 5.640% (1 Month LIBOR USD + 0.79%), 6/25/2030 ** ●			3,585	3,066
Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 Class M3, 3.789%, (1 Month LIBOR USD + 0.710%), 02/25/2035 ** ●			87,207	84,517
Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2, 3.404%, (1 Month LIBOR USD + 0.320%) 09/25/2037 ** ●			306,831	11,211

Total Asset-Backed Securities			(Cost $ 111,572)	98,794

Contingent Value Rights - 0.01%

Communication Services - 0.00%
Intelsat CVR Class A (Luxembourg) *			489	0
Intelsat CVR Class B (Luxembourg) *			489	0

				0

Investment Companies - 0.01%
AIB Acquisition Corp. Class A 10/31/2028 *			5,000	750
Aurora Technology Acquisition Corp. Class A 06/27/2028 *			30,000	4,500
Blue World Acquisition Corp. 08/29/2029 Class A *			10,000	1,000
Jaguar Global Growth Corporation I 08/15/2023 Class A *			4,000	684
Lakeshore Acquisition II Corp. (China) 11/15/2022 *			5,000	1,050

				7,984

Radio & TV Broadcasting & Communications Equipment - 0.00%
KVH Industries, Inc. *			145,009	0

Total Rights			(Cost $ 0)	7,984

Corporate Bonds - 0.22%

Automotive - 0.00%
Exide Technologies 11.00%, 4/30/2022 + † ^ #			546,810	0

Diversified Financial Services - 0.01%
Hellas Telecommunication Luxembourg II SCA Series 144a, (United Kingdom), 6.054%, (3 Month LIBOR USD + 5.75% ) 01/15/2015+ #			5,000,000	6,250
Lehman Brothers Holdings, Inc. Series MTN 8.75%, 02/14/2023 + ● **			200,000	200
Lehman Brothers Holdings, Inc. Series MTN1 0.00%, 02/17/2015 + ●			110,000	220
Lehman Brothers Holdings, Inc. Series LEHN 5.50%, 02/27/2020 + ●			100,000	100
Lehman Brothers Holdings, Inc. Series MTNG 7.00%, 1/28/2020 + ● **			100,000	100
Lehman Brothers Holdings, Inc. Series MTNG 0.00%, (1 Month CPI YOY + 2.25%), 7/08/2014 ● **			130,000	130
Lehman Brothers Holdings, Inc. Series MTNH 8.25%, 9/23/2020 ● ** +			100,000	100

				7,100

Oil, Gas & Coal - 0.18%
Seadrill New Finance Ltd. (United Kingdom), 9.000%, 07/15/2026			167,898	154,046

				154,046

Radio Telephone Communications - 0.04%
Digicel Group 0.5 Ltd. 8.0%, 04/01/2025 ● #			56,915	22,215
Digicel Group 0.5 Ltd. Private Placement Series 144A Conv. (Bermuda)7.00%, Perpetual ●			89,550	10,298

				32,513

Retail - Grocery Stores - 0.00%
Winn Dixie Stores, Inc. 8.875%, 04/01/2008 ●			50,000	0

Venture Capital - 0.00%
Infinity Capital Group 7.00%, 12/31/2049 + ^ † #			25,000	0

Total Corporate Bonds			(Cost $ 1,127,588)	193,659

Government Bonds - 0.07%

Lebanese Republic - 0.07%
Lebanese Republic Series GMTN (Lebanon) 6.15%, 06/19/2020 + ●			1,000,000	64,580

Total Government Bonds			(Cost $ 212,500)	64,580

Mortgage-Backed Securities - 0.00%

GNR Government National Mortgage Series 2019-108 Class NI 4.000%, 8/20/2049 ● ~			78,272	2,359
GSR Mortgage Loan Trust Series 2005-5F Class B2 5.75152%, 6/25/2035 ● ~			103,911	1

Total Mortgage-Backed Securities			(Cost $ 72,835)	2,360

Municipal Bonds - 0.20%

Puerto Rico - 0.20%
Puerto Rico Commonwealth Restructured SER A1, 5.625%, 07/01/2029 ●			24,036	25,093
Puerto Rico Commonwealth Restructured SER A1, 4.000%, 07/01/2037 ●			17,074	14,446
Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2021 + ●			10,000	6,912
Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2023 + ●			10,000	7,088
Puerto Rico Electric Power Authority Series DDD 3.50%, 7/01/2020 + ●			75,000	51,656
Puerto Rico Electric Power Authority Series DDD 3.625%, 7/01/2021 + ●			30,000	20,663
Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2020 + ●			55,000	38,500
Puerto Rico Electric Power Authority Series WW 5.50%, 7/01/2019 + ●			15,000	10,538

Total Municipal Bonds			(Cost $ 184,231)	174,896

Preferred Stocks - 0.54%

Government Agencies - 0.52%
Federal Home Loan Mortgage Corp. Series B 0.00%,(3 month LIBOR USD + 0.1377%) Perpetual ** ∞			19,000	44,270
Federal Home Loan Mortgage Corp. Series F 0.00%, Perpetual ∞			4,500	11,520
Federal Home Loan Mortgage Corp. Series H 5.10%, Perpetual ∞			55,000	137,500
Federal Home Loan Mortgage Corp. Series M 0.00%, (2 Year CMT + 0.10%) Perpetual ** ∞			10,600	26,818
Federal Home Loan Mortgage Corp. Series Q 0.00%, (2 Year CMT + 0.20%) Perpetual ** ∞			42,879	106,340
Federal Home Loan Mortgage Corp. Series S 0.00%, (3 Month LIBOR USD + 0.50%) Perpetual ** ∞			25,000	72,500
Federal National Mortgage Corp. Series H 5.81%, Perpetual ∞			5,500	15,895
Federal National Mortgage Corp. Series I 5.375%, Perpetual ∞			700	1,806
Federal National Mortgage Corp. Series M 4.75%, Perpetual ∞			4,440	11,189
Federal National Mortgage Corp. Series N 5.50%, Perpetual ∞			360	911
Federal National Mortgage Corp. Series T, 8.25%, Perpetual ∞			20,000	29,800

				458,549

Real Estate - 0.01%
Brookfield Property Partners LP 6.25% (Bermuda)			722	11,696

Total Preferred Stocks			(Cost $ 1,291,235)	470,245

Real Estate Investment Trusts - 3.12%

Crown Castle International Corp New (a) (b)			20,500	2,743,720

Total Real Estate Investment Trusts			(Cost $ 3,536,845)	2,743,720

Special Purpose Acquisition Company - 1.18%

Special Purpose Acquisition Company - 1.18%
A SPAC II Acquisition Corp.*			15,000	157,800
Ahren Acquisition Corp. (Cayman Islands) *			4,400	45,804
AIB Acquisition Corp.*			5,000	52,500
Aurora Technology Acquisition Corp.*			30,000	750
Blue World Acquisition Corp.*			10,000	104,700
Disruptive Acquisition Corp. I Class A *			4,800	48,912
Investcorp Europe Acquisition Corp.I (Cayman Islands) *			7,000	73,220
Jaguar Global Growth Corp. I*			4,000	41,560
Khosla Ventures Acquisition Co. III Class A *			7,500	76,125
Lakeshore Acquisition II Corp. (China) *			5,000	52,050
Northern Star Investment Corp. III Class A *			7,300	73,803
Rice Acquisition Corp. II Class A *			9,400	99,452
Rocket Internet Growth Opportunities Corp. Class A (Cayman Islands) *			6,220	63,382
Zimmer Energy Transition Acquistion Corp.*			14,400	145,872

Total Special Purpose Acquisition Company			(Cost $ 1,000,200)	1,035,930

Warrants - 0.01%

Investment Companies - 0.01%
Ahren Acquisition Corp., 06/17/2028 (Notional Value $22,902) *			2,200	275
Blue World Acquisition Corp. 01/10/2029 (Notional Value $52,050) *			5,000	238
BYTE Acquisition Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $65,975) *			6,500	973
Corazon Capital V838 Monoceros Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $) *			4,766	3
DHC Acquisition Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $20,691) *			2,066	69
Disruptive Acquisition Corp. Class A, 03/06/2026 @ $11.50 (Notional Value $16,176) *			1,600	128
Goldenbridge Acquisition Ltd., 10/28/2025 @ $11.50 (Notional Value $3,219) (Hong Kong) *			300	26
Intelsat Emergence SA, 2/17/2027 @ $77 (Notional Value $0) (Luxembourg) *			6	0
Investcorp Europe Acquisition Corp. I (Notional Value $36,610) *			3,500	350
Jaguar Global Growth Corporation I (Notional Value $20,780) *			2,000	200
Kismet Acquisition Two Corp. A, 12/31/2027 @ $11.50 (Notional Value $6,457) *			633	0
Lakeshore Acquisition II Corp. (Notional Value $26,025) *			2,500	75
LDH Growth Corp. I Class A, 12/31/2028 @ $11.50 (Notional Value $0) *			630	1
Northern Star Investment Corp. III Class A, 02/25/2028 @ $11.50 (Notional Value $12,294)*			1,216	0
Northern Star Investment Corp. IV Class A, 12/31/2027 @ $11.50 (Notional Value $12,245) *			1,216	44
OceanTech Acquisitions I Corp. 05/10/2026 (Notional Value $264,290) *			24,700	1,526
Rice Acquisition Corp. II Class A, 03/12/2026 @ $11.50 (Notional Value $24,052)*			2,350	3,442
Rocket Internet Growth Opportunities Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $0) (Cayman Islands) *			1,575	0
Seamantix, Inc. Class A 08/04/2027 (Notional Value $1,646) *			375	45
Zimmer Energy Transition Acquisition Corp., 05/14/2023 (Notional Value $48,864) *			4,800	840

				8,235

U.S. Government Obligations - 15.27%

U.S. Treasury Note 0.375% 09/15/2024 ●			2,000,000	1,888,906
U.S. Treasury 0.625% 10/15/24 ●			2,000,000	1,890,782
U.S. Treasury 4.375% 10/31/24 ●			2,000,000	2,001,562
US Treasury Note 0.75% 11/15/2024 ●			2,000,000	1,889,922
US Treasury Note 2.25% 11/15/2024 ●			2,000,000	1,936,484
US Treasury Note 1.50% 11/30/2024 ●			2,000,000	1,912,032
US Treasury Note 1.125% 1/15/2025 ●			2,000,000	1,894,532

Total U.S. Government Obligations			(Cost $ 13,398,247)	13,414,220

Bank Deposit Accounts - 14.30%

Collateral UMB Bank			301,490	301,490
GS Financial Square Government Fund 4.7199% ** (b)			12,254,222	12,254,222

Total Bank Deposit Accounts			(Cost $ 12,555,712)	12,555,712

Total Investments - 98.99%			(Cost $ 93,765,494)	86,934,252

Other Assets less Liabilities (1.01%)				888,188

Total Net Assets - 100.00%				87,822,439

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Call Options
Agnico Eagle Mines Ltd., Strike $35.00	220	6/16/2023	770,000	360,800
Barrick Gold Corp., Strike $15.00	700	1/19/2024	1,050,000	322,000
Baxter International, Inc., Strike $47.50	230	5/19/2023	1,092,500	7,590
Elanco Animal Health, Inc., Strike $10.00	930	1/19/2024	930,000	112,530
GSK, Plc., Strike $30.00	150	1/19/2024	450,000	98,550
iShares 20 Plus Year Treasury Bond ETC, Strike $100.00	150	4/21/2023	1,500,000	95,250
JD.com, Strike $37.50	200	1/19/2024	750,000	229,500
JD.com, Strike $22.50	140	6/16/2023	315,000	299,950
JD.com, Strike $60.00	340	6/21/2024	2,040,000	163,200
Newmont Corp., Strike $42.50	130	6/16/2023	552,500	99,450
Royal Gold, Inc., Strike $120.00	40	7/21/2023	480,000	61,000
United States Natural Gas Fund, LP, Strike $20.00	2000	1/19/2024	4,000,000	88,000

	5230		13,930,000	1,937,820

Put Options
Agnico Eagle Mines Ltd., Strike $45.00	180	1/19/2024	810,000	68,400
Autoliv, Inc., Strike $120.00	60	9/15/2023	720,000	159,900
Baxter International, Inc., Strike $40.00	250	1/19/2024	1,000,000	101,500
Colgate-Palmolive, Co., Strike $72.50	100	1/19/2024	725,000	33,500
Crown Castle International, Inc., Strike $135.00	205	1/19/2024	2,767,500	279,825
Dominion Energy, Inc., Strike $60.00	200	1/19/2024	1,200,000	145,000
Dominion Energy, Inc., Strike $55.00	150	10/20/2023	825,000	52,500
DR Horton, Inc., Strike $130.00	50	11/17/2023	650,000	163,250
FedEx Corp., Strike $250.00	50	10/20/2023	1,250,000	160,500
Fiserv, Inc., Strike $95.00	230	1/19/2024	2,185,000	92,000
Johnson & Johnson, Strike $155.00	70	1/9/2024	1,085,000	64,750
Johnson & Johnson, Strike $160.00	60	1/19/2024	960,000	70,020
Johnson & Johnson, Strike $150.00	50	10/20/2023	750,000	29,250
KB Home, Strike $50.00	350	10/20/2023	1,750,000	369,250
L3Harris Technologies, Inc., Strike $195.00	40	10/20/2023	780,000	48,400
Lennar Corp., Strike $130.00	60	11/17/2023	780,000	158,100
Lululemon Athletica, Inc., Strike $400.00	40	9/15/2023	1,600,000	203,640
Microsoft Corp., Strike $325.00	30	10/20/2023	975,000	127,350
Post Holdings, Inc., Strike $90.00	100	10/20/2023	900,000	62,500
PulteGroup, Inc., Strike $65.00	200	10/20/2023	1,300,000	181,000

	2475		23,012,500	2,570,635

Call Options Written
Agnico Eagle Mines Ltd., Strike $55.00	(440)	6/16/2023	(2,420,000)	(82,720)
Agnico Eagle Mines Ltd., Strike $55.00	(180)	1/19/2024	(900,000)	(136,800)
Alkermes Plc, Strike $24.00	(400)	5/19/2023	(960,000)	(184,000)
Baxter International, Inc., Strike $52.50	(460)	5/19/2023	(2,415,000)	(4,600)
Baxter International, Inc., Strike $45.00	(250)	8/18/2023	(1,125,000)	(42,500)
Baxter International, Inc., Strike $45.00	(250)	1/19/2024	(1,125,000)	(75,000)
Colgate-Palmolive, Co., Strike $72.50	(50)	4/21/2023	(362,500)	(17,000)
Colgate-Palmolive, Co., Strike $72.50	(70)	8/18/2023	(507,500)	(36,750)
Colgate-Palmolive, Co., Strike $75.00	(120)	8/18/2023	(900,000)	(43,200)
Colgate-Palmolive, Co., Strike $80.00	(100)	1/19/2024	(800,000)	(27,000)
Crown Castle International, Inc., Strike $145.00	(205)	1/19/2024	(2,972,500)	(173,225)
Dominion Energy, Inc., Strike $55.00	(200)	1/20/2023	(1,100,000)	(91,000)
Dominion Energy, Inc., Strike $57.50	(150)	11/18/2022	(862,500)	(44,250)
Dominion Energy, Inc., Strike $65.00	(200)	10/21/2022	(1,300,000)	(34,500)
Duke Energy Corp., Strike $90.00	(50)	6/16/2023	(450,000)	(40,650)
Duke Energy Corp., Strike $95.00	(150)	6/16/2023	(1,425,000)	(65,700)
Electronic Arts, Inc., Strike $110.00	(60)	6/16/2023	(660,000)	(78,000)
Fiserv, Inc., Strike $100.00	(100)	6/16/2023	(1,000,000)	(161,100)
Fiserv, Inc., Strike $105.00	(130)	1/19/2024	(1,365,000)	(239,200)
Globus Medical, Inc., Strike $60.00	(60)	6/16/2023	(360,000)	(16,650)
Globus Medical, Inc., Strike $65.00	(120)	6/16/2023	(780,000)	(10,800)
GSK, Plc., Strike $42.00	(300)	1/19/2024	(1,260,000)	(21,000)
IAC/InterActiveCorp, Strike $50.00	(70)	10/20/2023	(350,000)	(57,400)
International Flavors & Fragrances, Inc., Strike $105.00	(70)	5/19/2023	(735,000)	(4,725)
iShares 20 Plus Year Treasury Bond ETF, Strike $115.00	(150)	4/21/2023	(1,725,000)	(2,400)
JD.com, Strike $45.00	(340)	6/16/2023	(1,530,000)	(121,380)
JD.com, Strike $70.00	(340)	6/21/2024	(2,380,000)	(105,740)
JetBlue Airways Corp., Strike $7.00	(600)	5/19/2023	(420,000)	(44,400)
Johnson & Johnson, Strike $160.00	(70)	1/19/2024	(1,120,000)	(59,570)
Johnson & Johnson, Strike $165.00	(60)	1/19/2024	(990,000)	(38,400)
Johnson & Johnson, Strike $155.00	(50)	10/20/2023	(775,000)	(45,350)
Kellogg Co., Strike $67.50	(100)	9/15/2023	(675,000)	(31,400)
L3Harris Technologies, Inc., Strike $210.00	(65)	10/20/2023	(1,365,000)	(60,450)
Laboratory Corp. of America Holdings, Strike $220.00	(100)	6/16/2023	(2,200,000)	(170,000)
Liberty Sirius XM Group Series A, Strike $40.00	(300)	7/21/2023	(1,200,000)	(5,250)
Mercury Systems, Inc., Strike $55.00	(117)	4/21/2023	(643,500)	(7,605)
Newmont Corp., Strike $47.50	(260)	6/16/2023	(1,235,000)	(105,300)
Newmont Corp., Strike $45.00	(280)	9/15/2023	(1,260,000)	(197,400)
NRG Energy, Inc., Strike $33.00	(200)	1/19/2024	(660,000)	(85,200)
Paramount Global Class B, Strike $20.00	(195)	5/19/2023	(390,000)	(62,400)
Post Holdings, Inc., Strike $95.00	(100)	10/20/2023	(950,000)	(56,500)
PPL Corp., Strike $26.00	(300)	7/21/2023	(780,000)	(76,500)
Royal Gold, Inc., Strike $130.00	(80)	7/21/2023	(1,040,000)	(72,000)
Seabridge Gold, Inc., Strike $11.00	(500)	8/18/2023	(550,000)	(133,750)
Southwest Gas Holdings, Inc., Strike $65.00	(330)	4/21/2023	(2,145,000)	(13,530)
Take-Two Interactive Software, Inc. - Strike $105.00	(700)	6/16/2023	(7,350,000)	(127,225)
Treehouse Foods, Inc., Strike $45.00	(450)	5/19/2023	(2,025,000)	(283,500)
US Foods Holdings Corp., Strike $35.00	(150)	6/16/2023	(525,000)	(53,250)
Viasat, Inc., Strike $35.00	(120)	6/16/2023	(420,000)	(30,600)

	(10,142)		(60,488,500)	(3,676,870)

Total Options			(Cost $ 975,283)	831,585

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$86,228,315	$-
Level 2 - Other Significant Observable Inputs			664,417	-
Level 3 - Significant Unobservable Inputs			41,520	-
Total			$86,934,252	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ADR - American Depositary Receipt.
* Represents non-income producing securities.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2023
+ Default Bonds
∞ Distressed Securities.
● Level 2 Security.
~ Variable Rate Security. The coupon is based on an underlying pool of loans.
Δ Indicates a delisted security. Total market value for delisted securities is $256,565.00 representing .29% of net assets.
† Indicates an illiquid security. Total market value for illiquid securities is $114,175.00 representing .13% of net assets.
^ Indicates a fair valued security. Total market value for fair valued securities is $30,452.00 representing .03% of net assets and Level 3 securities.
(a) Subject to written option contracts.
(b) All or a portion of this security is held as collateral for written options. Total value of collateral for written options is $11,306,184.82 representing 12.87% of net assets.

# Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933, as amended, is $36,652.00 representing 0.04% of net assets.